Capital Structure	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
Capital Structure

Note 12 - Capital Structure

Preferred Stock - The Company is authorized to issue a total of 100,000 shares of preferred stock with par value of $0.001. No shares of preferred stock are issued and outstanding.

Common Stock - The Company is authorized to issue a total of 250,000,000 shares of common stock with par value of $0.001. As of September 30, 2024 and December 31, 2023, there were 59,482,554 and 45,634,154 shares of common stock issued and outstanding, respectively.

Year ended December 31, 2023 issuances:

Shares issued in Public Offering

Concurrently to the PIPE Agreement and Offering of Stock Warrants (see Note 13 below), the Company entered into a Securities Purchase Agreement (the “RD Agreement”) with certain purchasers, pursuant to which on January 23, 2023, 4,315,787 shares of common stock, par value $0.001 (the “Common Stock”), at a price of $0.70 per share were issued to the purchasers (the “RD Offering”). The Common Stock was issued pursuant to a Registration Statement on Form S-3 filed by the Company with the Securities and Exchange Commission (the “Commission”) on September 28, 2022 (File No. 333- 267644) and declared effective on November 9, 2022. The aggregate gross proceeds to the Company from both the PIPE Offering and the RD Offering were approximately $4.1 million, with the purchase price of one share, one 3-year warrant and one 5-year warrant as $0.95. The net proceeds were $3,450,675.

Shares issued for services

During the year ended December 31, 2023, the Company entered into Consulting Agreements under the terms of which the Company issued 1,675,000 shares of its common stock. The shares were issued at their respective fair value based on the Company’s Nasdaq closing price of the shares on the date of the issuance of the shares. The Company recognized $677,925 as stock-based compensation in the year ended December 31, 2023.

Shares issued for stock payable

During the year ended December 31, 2023, the Company issued 300,000 shares which were included in Common Stock Payable at December 31, 2022 with a fair value of $192,000. In connection with two Consulting Agreements, the Company had not issued 450,000 shares with a fair value of 440,230 which are included in common stock payable.

Shares issued for purchase of assets

In July 2023, the Company entered into an Asset Purchase Agreement for the purchase of intellectual property relating to Safety Shot (see Note 9). The purchase price included the issuance of 5,000,000 shares of the Company’s restricted common stock.

Shares issued for exercise of warrants related to promissory notes

In August 2023, the Company issued a total of 1,200,000 shares upon exercise of warrants related to the Promissory Notes described in Note 11. The Company received $1,118,400 for the exercise.

Shares issued for exercise of warrants related to the Pipe transaction

Beginning in August 2023, the certain holders of warrants related to the Company’s IPO and PIPE transaction above, exercised a portion of their warrant holdings and the Company issued a total 10,266,845 shares of its common stock upon exercise. The Company received $8,887,837 for the exercise.

Shares issued for conversion of promissory note

In December 2023, a $500,000 convertible promissory note was converted into 537,634 shares of the Company’s restricted common stock.

The following table sets forth the issuances of the Company’s shares of common stock for the year ended December 31, 2023 as follows:

Balance December 31, 2022	22,338,888
Public offering	4,315,787
Shares issued for stock payable	300,000
Shares issued for services	1,675,000
Stock issued for asset purchase	5,000,000
Stock issued for conversion of warrants related to Notes	1,200,000
Stock issued in connection with note conversion	537,634
Stock issued for conversion of warrants related to IPO	10,266,845
Balance December 31, 2023	45,634,154

Nine months ended September 30, 2024 issuances:

Shares issued for services

During the nine months ended September 30, 2024, the Company issued a total of 3,027,436 shares of common stock for services valued at $3,944,801 based upon the closing market price of the Company’s stock on the date of the related agreements.

Shares issued warrant conversions

During the nine months ended September 30, 2024, the Company issued a total of 2,996,127 shares of common stock for the conversion of warrants for which the Company received a total of $3,962,715 cash.

Common Stock Payable

During the nine months ended September 30, 2024, the Company issued a total of 100,000 shares of common stock related to two consulting agreements entered into during 2023 that were recorded as Common Stock Payable at December 31, 2023 and valued at a total of $113,500 and the Company issued 262,000 shares of common stock related to the promissory debt modification and extinguishment recorded as Common Stock Payable at December 31, 2023 and valued at a total of $245,044. In addition, the Company recorded as Common Stock Payable at September 30, 2024, totaling 1,655,803 shares of common stock valued at $1,543,208 as interest payable in stock in lieu of cash for note holder.

The following table sets forth the issuances of the Company’s shares of common stock for the nine months ended September 30, 2024 as follows:

Balance December 31, 2023	45,634,154
Shares issued for stock payable	362,000
Shares issued for services	2,527,436
Convertible Note Extinguishment	330,957
Shares issued for employee bonus	500,000
Shares issued for private placement	7,131,880
Stock issued for conversion of warrants	2,996,127
Balance September 30, 2024	59,482,554